FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments Effect On Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Natural Gas Financial Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized (loss) gain	$ (826)	$ 5,050
Unrealized loss (gain)	0	(2,618)
LNG Financial Futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized (loss) gain	1,010	0
Unrealized loss (gain)	$ 8,693	$ 0